Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Losses due to write down and disposition of handsets	¥ 14,651	¥ 9,821	¥ 18,539
Depreciation and amortization expenses	460,295	488,973	513,753
Equity method investment description	For some investees accounted for under the equity method, DOCOMO records its share of income or losses of such investees with up to a 3 month lag in its consolidated statements of income and comprehensive income.
Internal use software description	DOCOMO capitalizes the cost of internal-use software which has a useful life in excess of 1 year. Subsequent costs for additions, modifications or upgrades to internal-use software are capitalized only to the extent that the software is able to perform a task it previously did not perform.
Maximum useful life of internal-use capitalized software	5 years
Rights to use certain telecommunication assets of wireline operators, amortization period	20
Revenue recognition description	DOCOMO enables subscribers to select installment payments for the purchase of the handset over a period of 12 or 24 months. When installment payments are selected, under agreements entered into among DOCOMO, subscribers and agent resellers, DOCOMO provides financing by providing funds for the purchase of the handset by the subscribers.
Expenses related to great Japan earthquake		¥ 7,123